Derivative Financial Instruments - Summary of Credit Exposure of Derivative Financial Instruments (Detail) - CAD ($) $ in Millions		Oct. 31, 2024	Oct. 31, 2023
Disclosure of financial assets [line items]
Notional amount	[1],[2]	$ 9,058,165	$ 8,014,739
Credit risk amount	[1],[3]	8,869	10,824
Credit equivalent amount	[1],[3]	32,604	36,017
Risk Weighted Assets	[1]	10,748	10,488
Credit valuation adjustment [member]
Disclosure of financial assets [line items]
Risk Weighted Assets	[1]	4,631	4,703
Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	[1],[2]	7,253,076	6,357,806
Credit risk amount	[1],[3]	4,135	4,847
Credit equivalent amount	[1],[3]	4,517	8,578
Risk Weighted Assets	[1]	994	704
Interest rate contracts [member] | Exchange-traded [member]
Disclosure of financial assets [line items]
Notional amount	[2]	617,297	470,447
Interest rate contracts [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amount	[2]	575,985	517,248
Interest rate contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	[1]	606,019	445,831
Credit equivalent amount	[1],[3]	27	17
Risk Weighted Assets	[1]	1	1
Interest rate contracts [member] | Futures [member] | Exchange-traded [member]
Disclosure of financial assets [line items]
Notional amount	[2]	606,019	445,831
Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	[1]	86,872	92,773
Credit risk amount	[1],[3]	70	128
Credit equivalent amount	[1],[3]	88	59
Risk Weighted Assets	[1]	57	39
Interest rate contracts [member] | Forward contract [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amount	[2]	215
Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	[1]	6,453,740	5,701,549
Credit risk amount	[1],[3]	4,052	4,678
Credit equivalent amount	[1],[3]	4,157	8,322
Risk Weighted Assets	[1]	876	611
Interest rate contracts [member] | Swaps [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amount	[2]	480,603	424,211
Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	[1]	51,420	55,149
Credit risk amount	[1],[3]	13	41
Credit equivalent amount	[1],[3]	229	164
Risk Weighted Assets	[1]	56	49
Interest rate contracts [member] | Options purchased [member] | Exchange-traded [member]
Disclosure of financial assets [line items]
Notional amount	[2]	5,848	12,829
Interest rate contracts [member] | Options purchased [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amount	[2]	45,572	42,320
Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	[1]	55,025	62,504
Credit equivalent amount	[1],[3]	16	16
Risk Weighted Assets	[1]	4	4
Interest rate contracts [member] | Options written [member] | Exchange-traded [member]
Disclosure of financial assets [line items]
Notional amount	[2]	5,430	11,787
Interest rate contracts [member] | Options written [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amount	[2]	49,595	50,717
Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amount	[1],[2]	1,551,034	1,440,886
Credit risk amount	[1],[3]	1,943	3,243
Credit equivalent amount	[1],[3]	13,839	16,230
Risk Weighted Assets	[1]	2,865	3,394
Foreign exchange and gold contracts [member] | Exchange-traded [member]
Disclosure of financial assets [line items]
Notional amount	[2]	21,952	21,336
Foreign exchange and gold contracts [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amount	[2]	1,504,217	1,403,539
Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	[1]	21,952	21,336
Credit equivalent amount	[1],[3]	354	388
Risk Weighted Assets	[1]	7	8
Foreign exchange and gold contracts [member] | Futures [member] | Exchange-traded [member]
Disclosure of financial assets [line items]
Notional amount	[2]	21,952	21,336
Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	[1]	879,804	861,279
Credit risk amount	[1],[3]	40	1,289
Credit equivalent amount	[1],[3]	7,965	10,665
Risk Weighted Assets	[1]	1,472	1,993
Foreign exchange and gold contracts [member] | Swaps [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amount	[2]	879,804	861,279
Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	[1]	25,135	33,155
Credit risk amount	[1],[3]	343	410
Credit equivalent amount	[1],[3]	633	693
Risk Weighted Assets	[1]	214	218
Foreign exchange and gold contracts [member] | Options purchased [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amount	[2]	25,135	33,155
Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	[1]	36,390	37,292
Credit equivalent amount	[1],[3]	19	26
Risk Weighted Assets	[1]	4	7
Foreign exchange and gold contracts [member] | Options written [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amount	[2]	36,390	37,292
Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amount	[1]	587,753	487,824
Credit risk amount	[1],[3]	1,560	1,544
Credit equivalent amount	[1],[3]	4,868	4,458
Risk Weighted Assets	[1]	1,168	1,168
Foreign exchange and gold contracts [member] | Spot and forwards [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amount	[2]	562,888	471,813
Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amount	[1],[2]	254,055	216,047
Credit risk amount	[1],[3]	2,791	2,734
Credit equivalent amount	[1],[3]	14,248	11,209
Risk Weighted Assets	[1]	2,258	1,687
Other derivative contracts [member] | Exchange-traded [member]
Disclosure of financial assets [line items]
Notional amount	[2]	105,633	86,201
Other derivative contracts [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amount	[2]	139,102	120,143
Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amount	[1]	143,749	127,703
Credit risk amount	[1],[3]	1,586	1,102
Credit equivalent amount	[1],[3]	10,848	7,747
Risk Weighted Assets	[1]	1,742	1,325
Other derivative contracts [member] | Equity derivatives [member] | Exchange-traded [member]
Disclosure of financial assets [line items]
Notional amount	[2]	59,329	54,880
Other derivative contracts [member] | Equity derivatives [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amount	[2]	84,420	72,823
Other derivative contracts [member] | Credit derivative [member]
Disclosure of financial assets [line items]
Notional amount	[1]	27,155	27,961
Credit risk amount	[1],[3]	107	130
Credit equivalent amount	[1],[3]	141	60
Risk Weighted Assets	[1]	29	14
Other derivative contracts [member] | Credit derivative [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amount	[2]	18,086	18,408
Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amount	[1]	83,151	60,383
Credit risk amount	[1],[3]	1,098	1,502
Credit equivalent amount	[1],[3]	3,259	3,402
Risk Weighted Assets	[1]	487	348
Other derivative contracts [member] | Commodity and other contracts [member] | Exchange-traded [member]
Disclosure of financial assets [line items]
Notional amount	[2]	46,304	31,321
Other derivative contracts [member] | Commodity and other contracts [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amount	[2]	36,596	28,912
Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amount	[1],[4]	6,838,861	5,973,809
Credit equivalent amount	[1],[3],[4]	6,221	8,334
Risk Weighted Assets	[1],[4]	138	178
Settled through central counterparties [member] | Exchange-traded [member]
Disclosure of financial assets [line items]
Notional amount	[1],[4]	744,882	577,984
Credit equivalent amount	[1],[3],[4]	5,158	4,078
Risk Weighted Assets	[1],[4]	117	93
Settled through central counterparties [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amount	[1],[4]	6,093,979	5,395,825
Credit equivalent amount	[1],[3],[4]	1,063	4,256
Risk Weighted Assets	[1],[4]	$ 21	$ 85

[1]	Regulatory amounts reported in 2024 and 2023 are under Revised Basel III requirements.
[2]	The notional amounts represent the amount to which a rate or price is applied to determine the amount of cash flows to be exchanged.
[3]	The amounts presented are net of collateral and master netting agreements at the product level. The total amounts relating to netting and collateral were $35,510 (2023 – $40,516) for CRA, and $87,284 (2023 – $87,034) for CEA.
[4]	Amounts are included under total derivatives above. Amounts include exposures settled directly through central counterparties and exposures settled through clearing members of central counterparties.